Financial Instruments - Schedule of Fair Value Measurement and Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	$ 390,873	$ 479,146
Financial liabilities	3,905	4,951
Short-term investments	86,666	136,062
Cash equivalents	62,179
Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	390,873	479,146
Financial liabilities	3,905	4,951
Subsidiary preferred shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	169	169
Subsidiary preferred shares | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	169	169
Share-based liability awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	3,736	4,782
Share-based liability awards | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	3,736	4,782
Level 1
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	184,690	449,675
Financial liabilities	0	0
Level 1 | Subsidiary preferred shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 1 | Share-based liability awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 2
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Financial liabilities	0	0
Level 2 | Subsidiary preferred shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 2 | Share-based liability awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 3
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	206,183	29,472
Financial liabilities	3,905	4,951
Level 3 | Subsidiary preferred shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	169	169
Level 3 | Share-based liability awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	3,736	4,782
Money Markets
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	181,716	156,705
Money Markets | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	181,716	156,705
Money Markets | Level 1
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	181,716	156,705
Money Markets | Level 2
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Money Markets | Level 3
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Investment in notes from associates
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	17,731	4,600
Investment in notes from associates | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	17,731	4,600
Investment in notes from associates | Level 1
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Investment in notes from associates | Level 2
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Investment in notes from associates | Level 3
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	17,731	4,600
Investments held at fair value
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	191,426	317,841
Investments held at fair value | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	191,426	317,841
Investments held at fair value | Level 1
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	2,974	292,970
Investments held at fair value | Level 2
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Investments held at fair value | Level 3
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	$ 188,452	$ 24,872	$ 12,593